Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 13, 2016
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Jan. 13, 2016
Document Effective Date	Jan. 13, 2016
Prospectus Date	Jan. 13, 2016